Disclosures Regarding Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Disclosures Regarding Financial Instruments
26.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS

(a)

Turquoise Hill is exposed to credit risk with respect to its accounts receivable, other long-term investments and cash and cash equivalents. The significant concentrations of credit risk are with counterparties situated in Mongolia, China, the United Kingdom and Canada. Turquoise Hill does not mitigate the balance of this risk.

(b)	Turquoise Hill is exposed to United States interest rate risk with respect to the variable rates of interest receivable on cash and cash equivalents.